Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, accumulated depreciation	$ 811,792	$ 747,216	$ 89,136
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	12,246,036	12,246,036	8,191,382
Common stock, shares outstanding	12,246,036	12,246,036	8,191,382
Allowance for doubtful accounts			$ 0
Right of use asset, accumulated amortization		$ 426,918	299,583
Unamortized debt discount, non-current		$ 0	$ 0
Series A Preferred Stock [Member]
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	273,129	256,117	223,964
Preferred stock, shares outstanding	273,129	256,117	223,964
Series B Preferred Stock [Member]
Preferred stock, shares authorized	20,000	20,000	20,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	1,458	1,439	3,720
Preferred stock, shares outstanding	1,458	1,439	3,720
Series C Preferred Stock [Member]
Preferred stock, shares authorized	15,000	15,000	15,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	7,630	7,630	7,880
Preferred stock, shares outstanding	7,630	7,630	7,880